Nonexempt Party In Interest	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Nonexempt Party In Interest	RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
At December 31, 2025 and 2024 the Plan held 6.3 million and 6.8 million shares, respectively, of Rollins, Inc. common stock. The fair value of the Plan’s investment in Rollins, Inc. common stock at December 31, 2025 and 2024 was $377,441,924 and $317,549,115, respectively. During 2025, the Plan received $4,423,172 in dividends on Rollins, Inc. common stock, which was used to purchase additional shares of that stock.
At December 31, 2025 and 2024, the Plan investments include a synthetic GIC that is directly managed by EAIC, a service provider for the Plan. Additionally, at December 31, 2025 and 2024, the Plan investments include pooled separate accounts that are directly managed by EAIC. Transactions in these securities qualify as party-in-interest transactions.
The Plan also issues loans to participants, which are secured by the vested balances in the participants’ accounts.
The administrative expenses that are paid to service providers of the Plan represent party-in-interest transactions.
NONEXEMPT PARTY-IN-INTERESTDuring the years ended December 31, 2024, 2023, and 2022, the Company remitted participant contributions of $99,411, $141,369, and $110,383, respectively, to the custodians of plan assets later than required by Department of Labor (DOL) Regulation 2510.3-102. During 2025, the Company has corrected the late remittance with a deposit of principal and lost earnings and therefore believes the Plan continues to be tax exempt and no tax liability has been accrued.